Share-Based Payments	6 Months Ended
Jun. 30, 2026
Share-Based Payments [Abstract]
Share-based payments

29. Share-based payments

Refer to Note 34 to the Group’s audited consolidated financial statements for the year ended December 31, 2025. It describes the terms of the share-based payment arrangements.

The total share-based payment expense is as follows:

	June 30, 2026	June 30, 2025

Performance Stock Units (PSUs)	40	-
Equity-settled Restricted Stock Units (RSUs)	366	-
Compound RSUs	96	-
Termination benefits	691	-
Total	1,193	-

Restricted Stock Units and Performance Stock Units

Certain executive and non-executive directors within the Group were granted RSUs and PSUs pursuant to provisions of the Namib Minerals Equity Plan.

29.1 Performance Stock Units

No PSUs were issued during the six months ended June 30, 2026.

29.2 Restricted Stock Units

No RSUs were issued during the six months ended June 30, 2026.

This table summarizes additional information for the PSUs, equity-settled RSUs and the compound RSUs:

June 30, 2026	$	PSUs	Equity-settled RSUs	Compound RSUs
Vesting Period		2 years	6 months	2 years
Maximum term of options		2 years	6 months	2 years
Method of settlement		Equity	Equity	Choice of equity or cashless basis (investment in an approved investment fund)
Classification		Equity-settled	Equity-settled	Compound: equity-settled and cash-settled
Reconciliation:
Outstanding at beginning of the period		323,777	124,617	323,777
Granted during the period		—	—	—
Forfeited during the period		—	—	—
Exercised during the period		—	(124,617)	(174,336)
Outstanding at end of the period		323,777	—	149,441

Weighted average exercise price		—	—	—
Weighted average remaining contractual life		17 months	—	11 months